3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis
	Fair Value at September 30, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Short-term loans	—	—	(83)	(83)
Warrants issued in connection with Long-term loans	—	—	(2,594)	(2,594)
Warrants issued in connection with Senior Secured Debt	—	—	(2,838)	(2,838)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	—	—	(36)	(36)
Total long-term liabilities at fair value	$—	$—	$(5,551)	$(5,551)

	Fair Value at December 31, 2019
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	—	—	(114)	(114)
Warrants issued in connection with Short-term loans	—	—	(83)	(83)
Warrants issued in connection with Long-term loans	—	—	(893)	(893)
Warrants issued in connection with Senior Secured Debt	—	—	(4,002)	(4,002)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	—	—	—	—
Total long-term liabilities at fair value	$—	$—	$(5,092)	$(5,092)

Summary of changes to Level 3 instruments

The following is a summary of changes to Level 3 instruments during the nine months ended September 30, 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Distributor Debt	Short-Term Loans	Long-Term Loans	Senior Secured Debt	Derivative	Total

Balance, December 31, 2019	$(114)	$(83)	$(893)	$(4,002)	$—	$(5,092)
Warrants exchanged for fixed price warrants	67	—	—	—	—	67
Change in fair value of derivatives during the year	—	—	—	—	(36)	(36)
Change in fair value of warrants during the year	47	—	(1,701)	1,164	—	(490)
Balance, September 30, 2020	$—	$(83)	$(2,594)	$(2,838)	$(36)	$(5,551)